Summary of Significant Accounting Policies - Schedule of Cash Presented in Denomination Currency (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Schedule of Cash Presented in Denomination Currency [Line Items]
Denomination currency USD Equivalent	$ 1,798,141	$ 2,646,635
JPY [Member]
Schedule of Cash Presented in Denomination Currency [Line Items]
Denomination currency Amount	124,802,919	145,308,205
Denomination currency USD Equivalent	795,937	923,354
USD [Member]
Schedule of Cash Presented in Denomination Currency [Line Items]
Denomination currency Amount	404,127	149,775
Denomination currency USD Equivalent	404,127	149,775
EUR [Member]
Schedule of Cash Presented in Denomination Currency [Line Items]
Denomination currency Amount	179,027	580,500
Denomination currency USD Equivalent	210,106	600,869
KRW [Member]
Schedule of Cash Presented in Denomination Currency [Line Items]
Denomination currency Amount	277,898,918	714,445,264
Denomination currency USD Equivalent	192,378	483,432
IDR [Member]
Schedule of Cash Presented in Denomination Currency [Line Items]
Denomination currency Amount	2,660,036,579	6,189,767,295
Denomination currency USD Equivalent	159,097	384,697
Others [Member]
Schedule of Cash Presented in Denomination Currency [Line Items]
Denomination currency USD Equivalent	$ 36,496	$ 104,508